Earnings Per Share - Weighted Average Common Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	469,605,944	486,892,062	471,344,081	486,639,796
Weighted-average number of vested DSUs	150,924	279,338	151,829	289,885
Basic	469,756,868	487,171,400	471,495,910	486,929,681
Effect of stock options and TRSUs	625,732	0	1,013,120	784,132
Diluted	470,382,600	487,171,400	472,509,030	487,713,813